10-Q Fair value measurements and financial risk management - Schedule of fair value measurements (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value measurements and financial risk management
Contingent consideration liabilities	$ 3,047	$ 3,358	$ 6,147	$ 4,724
Liabilities, fair value	3,047	3,358
Level 1
Fair value measurements and financial risk management
Contingent consideration liabilities	0	0	0
Liabilities, fair value	0	0
Level 2
Fair value measurements and financial risk management
Contingent consideration liabilities	0	0	0
Liabilities, fair value	0	0
Level 3
Fair value measurements and financial risk management
Contingent consideration liabilities	3,047	3,358	$ 6,147
Liabilities, fair value	$ 3,047	$ 3,358